Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource
#: 1
	$ 2,479,000	Taxes	MEXICO		Bolanitos Mine	Silver
#: 2
	361,000	Royalties	MEXICO		Bolanitos Mine	Silver
#: 3
	78,000	Fees	MEXICO		Bolanitos Mine	Silver
#: 4
	10,192,000	Taxes	MEXICO		Guanacevi Mine	Silver
#: 5
	690,000	Royalties	MEXICO		Guanacevi Mine	Silver
#: 6
	84,000	Fees	MEXICO		Guanacevi Mine	Silver
#: 7
	33,000	Taxes	MEXICO		Terronera Project	Silver
#: 8
	371,000	Fees	MEXICO		Terronera Project	Silver
#: 9
	6,000	Taxes	MEXICO		Pitarrilla Project	Silver
#: 10
	118,000	Fees	MEXICO		Pitarrilla Project	Silver
#: 11
	7,000	Taxes	MEXICO		Guadalupe Project	Silver
#: 12
	64,000	Fees	MEXICO		Guadalupe Project	Silver
#: 13
	77,000	Taxes	MEXICO		Exploration Projects	Silver
#: 14
	218,000	Fees	MEXICO		Exploration Projects	Silver
#: 15
	4,597,000	Taxes	PERU		Kolpa Mine	Silver
#: 16
	1,131,000	Royalties	PERU		Kolpa Mine	Silver
#: 17
	76,000	Fees	PERU		Kolpa Mine	Silver
#: 18
	823,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy		Silver
#: 19
	12,794,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation		Silver
#: 20
	1,051,000	Royalties	MEXICO	Federal Government of Mexico, Treasury Federation		Silver
#: 21
	110,000	Fees	MEXICO	Federal Government of Mexico, National Water Commission		Silver
#: 22
	4,597,000	Taxes	PERU	National Government of Peru, National Superintendence of Customs and Tax Administration		Silver
#: 23
	1,131,000	Royalties	PERU	National Government of Peru, National Superintendence of Customs and Tax Administration		Silver
#: 24
	$ 76,000	Fees	PERU	National Government of Peru, Supervisory Body for Investment in Energy and Mining OSINERGMIN		Silver